Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000000115 [Member] | Interactive Brokers Group Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000000115 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000000115 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000000115 [Member] | Okta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000000115 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000000115 [Member] | Guidewire Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000000115 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000000115 [Member] | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000000115 [Member] | Fidelity National Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000000115 [Member] | Docusign Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000000115 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000115 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000000115 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000000115 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000000115 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000115 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000000115 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000000115 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000000115 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000000115 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000000115 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000115 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000172470 [Member] | Interactive Brokers Group Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000172470 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000172470 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000172470 [Member] | Okta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000172470 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
C000172470 [Member] | Guidewire Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
C000172470 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
C000172470 [Member] | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
C000172470 [Member] | Fidelity National Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
C000172470 [Member] | Docusign Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
C000172470 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000172470 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000172470 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000172470 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000172470 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000172470 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000172470 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000172470 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000172470 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000172470 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000172470 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000172470 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.